Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Entity Registrant Name	General Enterprise Ventures, Inc.
Entity Central Index Key	0000894556
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	87-2765150
Entity Address Address Line 1	1740H Del Range Blvd
Entity Address Address Line 2	Suite 166
Entity Address City Or Town	Cheyenne
Entity Address State Or Province	WY
Entity Address Postal Zip Code	82009
City Area Code	800
Local Phone Number	401-4535
Amendment Description	The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.